ACCOUNTS RECEIVABLE (Details) (Successor [Member], USD $) In Thousands, unless otherwise specified	3 Months Ended
Mar. 29, 2013
Successor [Member]
Allowance for Doubtful Accounts Receivable [Roll Forward]
Beginning Balance	$ 528
Charged to Expense	632
Deductions	(88)
Ending Balance	$ 1,072